Deferred revenue (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 IVAS revenues [Member] CNY	Dec. 31, 2013 IVAS revenues [Member] CNY	Dec. 31, 2014 Government grants [Member] CNY	Dec. 31, 2013 Government grants [Member] CNY
Deferred revenue [Line Items]
Deferred revenue, current	$ 57,401	356,150	293,866	354,454	292,184	1,696	1,682
Deferred revenue, non-current	$ 3,930	24,383	9,425	23,850	8,457	533	968